Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 4.8	$ 4.9
Tax positions taken during prior periods	0.0	0.0
Lapse of applicable statute of limitations	0.0	(0.1)
Balance at end of year	$ 4.8	$ 4.8